ACCOUNTS RECEIVABLE - (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Accounts receivable	$ 35,508	$ 35,271	$ 29,203
Allowances	(2,588)	(2,447)	(2,217)
Accounts receivable, net	$ 32,920	$ 32,824	$ 26,986